Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
.

	Successor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016
Operating revenues (a)
Wholesale Generation	$1,794	$212
Retail Electricity	4,058	912
Asset Closure	964	238
Eliminations	(1,386)	(171)
Consolidated operating revenues	$5,430	$1,191
Depreciation and amortization
Wholesale Generation	$229	$53
Retail Electricity	430	153
Asset Closure	1	—
Corporate and Other	40	11
Eliminations	(1)	$(1)
Consolidated depreciation and amortization	$699	$216

	Successor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016
Operating income (loss)
Wholesale Generation	$(118)	$(271)
Retail Electricity	461	111
Asset Closure	(68)	16
Corporate and Other	(77)	(17)
Consolidated operating income (loss)	$198	$(161)
Interest expense and related charges
Wholesale Generation	$21	$(1)
Corporate and Other	252	66
Eliminations	(80)	(5)
Consolidated interest expense and related charges	$193	$60
Income tax expense (benefit)(all Corporate and Other)	$504	$(70)
Net income (loss)
Wholesale Generation	$(114)	$(268)
Retail Electricity	495	114
Asset Closure	(63)	17
Corporate and Other	(572)	(26)
Consolidated net income (loss)	$(254)	$(163)
Capital expenditures
Wholesale Generation	$150	$77
Retail Electricity	—	5
Asset Closure	—	7
Corporate and Other	26	—
Consolidated capital expenditures	$176	$89
____________

(a)
For the Successor period for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016, includes third-party unrealized net gains (losses) from mark-to-market valuations of commodity positions of $(151) million and $(182) million, respectively, recorded to the Wholesale Generation segment and $18 million and $(6) million, respectively, recorded to the Retail Electricity segment. In addition, for the Successor period for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016, unrealized net gains (losses) with affiliate of $(154) million and $(113) million, respectively, were recorded to operating revenues for the Wholesale Generation segment and corresponding unrealized net gains (losses) with affiliate of $154 million and $113 million, respectively, were recorded to fuel, purchased power costs and delivery fees for the Retail Electricity segment, with no impact to consolidated results.

	December 31,
	2017	2016
Total assets
Wholesale Generation	$6,834	$6,673
Retail Electricity	6,156	5,753
Asset Closure	235	279
Corporate and Other and Eliminations	1,375	2,462
Consolidated total assets	$14,600	$15,167

Prior to the Effective Date, our Predecessor's chief operating decision maker reviewed the retail electricity, wholesale generation and commodity risk management activities together. Consequently, there were no reportable business segments for TCEH.